Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]
12 Months Ended
Dec. 31, 2019
Land Use Right [Member]
Intangible asset useful lives	50 years
Patents [Member]
Intangible asset useful lives	10 years